24. Other Income and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Components of other income and other expenses
	2018	2017
Income
Income from investment in CFS Partners	$514,485	$415,561

Expenses
Outsourcing expense	$480,563	$538,359
Service contracts - administration	512,902	447,374
Marketing	552,617	484,330
State deposit tax	633,185	590,728
ATM fees	412,813	417,067